Exhibit 99.1

John Deere Owner Trust 2011

Statement to Noteholders

$334,000,000   Class A-1  0.30642%  Asset Backed Notes due May 11, 2012

$333,000,000   Class A-2  0.64000%  Asset Backed Notes due June 16, 2014

$340,000,000   Class A-3  1.29000%  Asset Backed Notes due January 15, 2016

$98,528,000   Class A-4  1.96000%  Asset Backed Notes due April 16, 2018

$52,093,971  Asset Backed Certificates

Payment Date:				17-Jan-12

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$33,341,066.46
		(ii)	A-1 Note Pool Factor:	0.0998236

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$333,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$33,341,066.46
		per $1,000 original principal amount:		$99.82

	(b)	Class A-2 Notes:		$10,283,029.32
		per $1,000 original principal amount:		$30.88

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$43,624,095.78

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$9,365.01
			per $1,000 original principal amount:	$0.03

		(ii)	Class A-2 Notes:	$177,600.00
			per $1,000 original principal amount:	$0.53

		(iii)	Class A-3 Notes:	$365,500.00
			per $1,000 original principal amount:	$1.08

		(iv)	Class A-4 Notes:	$160,929.07
			per $1,000 original principal amount:	$1.63

		(v)	Total:	$713,394.08

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$860,264,158.80
		(ii)	at end of related Collection Period:	$816,697,881.93

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$856,963,037.50
		(ii)	at end of related Collection Period:	$813,338,941.72

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$924,313,431.47
		(ii)	at end of related Collection Period:	$876,172,341.23

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$322,716,970.68
		(ii)	A-2 Note Pool Factor:	0.9691200

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$340,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$716,886.80
	per $1,000 original principal amount:			$0.61
	(a)	Amount of Servicing Fee earned:		$716,886.80
	(b)	Amount of Servicing Fee paid:		$716,886.80
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$5,458,833.45
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.67%

(10)	(i)	Aggregate amount of net losses for the collection period:		$85,292.00
	(ii)	Cumulative amount of net losses:		$388,111.29
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.03%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$636,403.13
		(ii)	% of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%